Reorganization and Recapitalization (the "Transaction")	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Reorganization and Recapitalization (the "Transaction")
2.
Reorganization and Recapitalization (the "Transaction")

On December 7, 2020, Paysafe Limited, FTAC, Merger Sub, Paysafe Bermuda Holding LLC, Legacy Paysafe and PGHL entered into a definitive agreement and plan of merger to effectuate the Transaction which was completed on March 30, 2021. In order to effectuate the Transaction, PGHL created a newly formed wholly owned entity, Paysafe Limited, which acquired all of the shares of the Accounting Predecessor on March 30, 2021. Immediately following the acquisition of the Accounting Predecessor’s shares, Paysafe Limited merged with FTAC, which was effectuated through a merger between Merger Sub and FTAC. Merger Sub is a newly formed wholly owned subsidiary of Paysafe Limited. FTAC survived the merger. The Accounting Predecessor and FTAC are indirect wholly owned subsidiaries of Paysafe Limited following the Transaction. Prior to the Transaction, Paysafe Limited had no material operations, assets or liabilities.

The acquisition of the Accounting Predecessor was accounted for as a capital reorganization whereby Paysafe Limited was the successor to Pi Jersey 1.5 Holdco Limited. The capital reorganization was immediately followed by the merger with FTAC. As FTAC was not recognized as a business under GAAP given it consisted primarily of cash held in a trust account, the merger was treated as a recapitalization. Under this method of accounting, the ongoing financial statements of Paysafe Limited reflect the net assets of the Accounting Predecessor and FTAC at historical cost, with no additional goodwill recognized.

The Accounting Predecessor was determined to be the accounting acquirer based on evaluation of the following facts and circumstances: (i) the Accounting Predecessor’s shareholder group has the largest portion of relative voting rights in Paysafe Limited; (ii) the Accounting Predecessor was significantly larger than FTAC by total assets and total cash and cash equivalents; (iii) the senior management team of the Accounting Predecessor are continuing to serve in such positions with substantially similar responsibilities and duties at Paysafe Limited following consummation of the Transaction; and (iv) the purpose and intent of the Transaction was to create an operating public company, with management continuing to use the Paysafe platform to grow the business.

In connection with the Transaction, Paysafe Limited, PGHL and FTAC entered into subscription agreements with certain investors (the “PIPE Investors”). Simultaneously with the consummation of the Transaction, Paysafe Limited issued to the PIPE Investors 200,000,000 shares of common stock at a price of $10.00 per share for aggregate gross proceeds of $2,000,000. The Company incurred direct and incremental costs of approximately $151,722 related to the Transaction, consisting primarily of advisory, banking, printing, legal, and accounting fees, which were recorded to “Additional paid-in capital” as a reduction of these share issuance proceeds (collectively “Share issuances, net of proceeds”).

Paysafe Limited acquired from PGHL all of the Accounting Predecessor’s shares in exchange for cash consideration of $2,448,799 and share consideration of 333,419,924 common shares (“Capital reorganization”).

The FTAC merger was completed by: (i) Paysafe Bermuda Holdings LLC issuing 20,893,780 LLC membership equity interests (“LLC Units”) in exchange for the FTAC Founder’s FTAC Class C shares outstanding immediately prior to the Transaction; (ii) Paysafe Limited issuing 190,292,458 common shares in exchange for the FTAC’s shareholders shares outstanding immediately prior to the Transaction; and (iii) Paysafe Limited assuming the FTAC’s warrants outstanding immediately prior to the Transaction, consisting of 48,901,025 public warrants (the “Public Warrants”) and 5,000,000 private warrants (the “Private Warrants”), which were modified to entitle the holder to acquire, on the same terms, Company common shares instead of FTAC common stock (the “Warrants”) (collectively, “Merger recapitalization”). The cash flows related to these activities have been classified as “Net cash inflow from reorganization and recapitalization” within the Consolidated Statements of Cash Flows, consisting of cash outflows related to the cash consideration for the Pi Jersey acquisition of $2,448,799, offset by the $1,616,673 in net proceeds from the merger with FTAC and $2,000,000 in proceeds from the share issuance.

Non-controlling interest

The LLC units contained an exchange right which entitled the FTAC Founder to exchange its LLC Units for, at the option of the LLC, cash or shares of Paysafe Limited (the “Exchange right”). The Exchange Right could not be exercised until 12 months after the Transaction. Thereafter, it could be exercised at any time up until the fifth year following the close of the Transaction; at which time the LLC Units would be mandatorily exchangeable into cash or shares at the LLC’s option. The Exchange Right is considered embedded in the LLC Units, which represent an equity host contract, as it cannot be exercised separately from the LLC units. As the Exchange Right can be settled by the Company in its own shares, it is considered clearly and closely related to the LLC Units, and therefore is not considered an embedded derivative to be accounted for separately. At the time of the Transaction, the LLC Units were accounted for as permanent equity and presented as non-controlling interest, as they were held by the FTAC Founder and entitled to participate in tax distributions.

On initial recognition, the non-controlling interest was recorded at the value of the FTAC Class C shares that the LLC received in exchange for the LLC Units it issued to the FTAC Founder. Immediately prior to the Transaction, the FTAC Founder held FTAC warrants that were exchanged for the FTAC Class C shares. As such, the value of the FTAC Class C shares was based on the value of such warrants, which was calculated based on the publicly listed trading price of the Warrants (NYSE: PSFE.WS) at the Transaction date. Subsequently, the non-controlling interest amount varies based on the LLC’s tax distributions attributable to the FTAC Founder.

During the fourth quarter of 2022, the Company was notified that 100% of the LLC Units were surrendered by the FTAC Founder and were subsequently cancelled. There was no consideration provided to the FTAC Founder by the Company in lieu of surrendering or cancelling the LLC Units. As a result, as of December 31, 2022, the non-controlling interest was eliminated and recorded as a capital contribution from a related party in an equivalent amount. There was no impact to the Statement of Comprehensive Income as a result of the cancellation as there was no benefit or consideration provided in exchange for cancelling the LLC units.

Warrants

The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. Refer to Note 1 for initial recognition, subsequent measurement and impact of the RSS on the Warrants.

As of December 31, 2023, all 53,900,329 warrants were considered Public Warrants and no warrants were held by a related party.

Share-based compensation

Certain employee equity-based awards issued by the Accounting Predecessor included performance conditions that vested upon a qualifying Exit Event (defined as an IPO whereby Blackstone and CVC retain less than 50% of the B ordinary shares they held immediately prior to the IPO through one or multiple transactions, winding-up or completion of a sale), which was not deemed probable in prior periods. These awards vested in connection with the completion of the Transaction, resulting in the full recognition of share-based compensation for the year ended December 31, 2021, which is included in “Selling, general and administrative” on the Consolidated Statements of Comprehensive Loss.

In addition, these awards were modified in conjunction with the Transaction. Their settlement terms changed such that instead of Topco’s A ordinary shares and B ordinary shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and subsequently it will be remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

For the year ended December 31, 2021, the Company recognized $101,770 of share-based compensation, of which $71,630 related to these awards that vested upon completion of the Transaction and $6,550 related to their modification and subsequent remeasurement. The majority of the remaining share-based compensation relates to restricted stock units granted under the 2021 Plan (see Note 16).

In connection with the modification described above for the year ended December 31, 2021, an initial share-based compensation liability of $13,124 was recognized with $5,123 reclassified from “Additional paid in capital” and the remainder expensed in the current period. As of December 31, 2023 and 2022, the share-based compensation liability was $5,809 and $9,237, respectively. The change during the year ended December 31, 2023 was due to redemptions of $3,707, offset by fair value adjustments and foreign exchange. The liability is classified as a current or non-current liability within the Consolidated Statements of Financial Position based on the expected timing of the redemption of shares. Refer to Note 16 for further information on all share-based compensation liabilities.

Repayment of debt

In connection with the Transaction, certain third-party debt was settled in cash in the first quarter in 2021. The Company repaid $416,700 and €204,500 under the USD First Lien Term Loan and EUR First Lien Term Loan, respectively, and fully repaid the second lien term loan facility which consisted of a $250,000 USD Facility (“USD Second Lien Term Loan”) and a €212,459 EUR Facility (“EUR Second Lien Term Loan”). Both debt repayments occurred contemporaneously with the closing of the Transaction. As a result, the Company expensed capitalized debt fees of $21,724, which are included in “Interest expense, net” on the Consolidated Statements of Comprehensive Loss. Refer to Note 9 for further information on all debt transactions.